Employee Benefit Plan, Schedule, Reportable Transaction (Details) - EBP 001 - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2025
Nonexempt Transactions [Line Items]
Selling price		$ 13,810
Cost of asset	$ 12,904	12,904
Current value of asset		13,810
Net gain (or loss) on each transaction	$ 906	$ 906
Plan number		001
Entity tax identification number		45-2080495